Events after the balance sheet date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date

37	Events after the balance sheet date
A fourth interim dividend for 2024 of $0.36 per ordinary share (a distribution of approximately $6.4bn was approved by the Directors after
31 December 2024. On 19 February 2025, HSBC Holdings announced a share buy-back to purchase its ordinary shares up to a maximum consideration of $2.0bn, which is expected to commence shortly and complete by our first quarter 2025 results announcement. On 30 January
2025, HSBC Holdings called $1,750m 2.999% fixed rate/floating rate senior unsecured and $500m floating rate senior unsecured securities.
These securities are expected to be redeemed and cancelled on 10 March 2025. On 7 February 2025, HSBC Holdings called $2,450m 6.375%
perpetual subordinated contingent convertible securities which are expected to be redeemed and cancelled on 30 March 2025. The accounts were approved by the Board of Directors on 19 February 2025 and authorised for issue.